Share-based Compensation - Summary of Share-based Compensation Expenses Relating to RSUs Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 151,485	$ 21,336	¥ 96,898	¥ 121,131
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	151,485	21,336	96,898	121,131
Sales and marketing expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	18,958	2,670	22,125	18,327
General and administrative expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	79,327	11,173	38,452	71,147
Research and development expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 53,200	$ 7,493	¥ 36,321	¥ 31,657